Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Dividend and Income Builder Fund	Oct. 28, 2021
Class A
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	0.24%
Total Annual Fund Operating Expenses	1.24%
Fee Waiver	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.15%	[1]
Class C
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	0.25%
Total Annual Fund Operating Expenses	2.00%
Fee Waiver	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.91%	[1]
Class S
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	5.50%
Total Annual Fund Operating Expenses	6.50%
Fee Waiver	5.15%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[1]
Class I
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.24%
Total Annual Fund Operating Expenses	0.99%
Fee Waiver	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.90%	[1]
Class N
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.69%
Total Annual Fund Operating Expenses	1.44%
Fee Waiver	0.60%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.84%	[1]
Class T
Operating Expenses:
Management Fees	0.75%
Distribution/Service (12b-1) Fees	none
Other Expenses	0.43%
Total Annual Fund Operating Expenses	1.18%
Fee Waiver	0.09%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	1.09%	[1]

[1]	The Adviser has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 0.84% for at least a one-year period commencing on October 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.